Schedule of Investments (unaudited)
February 29, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
AAR Corp.(a)	55,544	$ 3,709,228
Ducommun, Inc.(a)	95,928	4,577,684
HEICO Corp., Class A	7,077	1,101,111
Moog, Inc., Class A	23,824	3,572,409
V2X, Inc.(a)	37,636	1,448,986
		14,409,418
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A(a)	98,286	4,180,104
Automobile Components — 2.2%
Adient PLC(a)	476,754	16,181,031
Cooper-Standard Holdings, Inc.(a)(b)	79,987	1,124,617
Dana, Inc.	1,044,833	13,060,413
Gentherm, Inc.(a)	38,745	2,203,041
Goodyear Tire & Rubber Co. (The)(a)	330,014	3,920,566
Lear Corp.	40,513	5,564,461
Modine Manufacturing Co.(a)	78,595	7,050,757
Motorcar Parts of America, Inc.(a)	16,899	151,922
Patrick Industries, Inc.	42,840	5,138,230
Standard Motor Products, Inc.	101,467	3,222,592
Visteon Corp.(a)	162,554	18,388,108
		76,005,738
Banks — 7.3%
Amalgamated Financial Corp.	246,639	5,692,428
Ameris Bancorp	82,224	3,809,438
Axos Financial, Inc.(a)	75,166	3,917,652
Bank of Marin Bancorp	61,052	1,014,074
BankFinancial Corp.	41,543	415,015
Business First Bancshares, Inc.	70,423	1,580,996
Capital City Bank Group, Inc.	181,245	5,138,296
Capstar Financial Holdings, Inc.	68,378	1,282,087
Civista Bancshares, Inc.	11,062	166,151
Community Trust Bancorp, Inc.	52,385	2,082,828
ConnectOne Bancorp, Inc.	152,973	3,027,336
Customers Bancorp, Inc.(a)	38,650	2,099,081
CVB Financial Corp.	118,960	2,024,699
Dime Community Bancshares, Inc.	46,661	874,427
Eagle Bancorp, Inc.	7,590	180,794
Eastern Bankshares, Inc.	55,763	720,458
Enterprise Bancorp, Inc.	19,941	540,401
Enterprise Financial Services Corp.	242,590	9,684,193
FB Financial Corp.	220,037	7,842,119
Financial Institutions, Inc.	63,249	1,161,252
First Bancshares, Inc. (The)	96,300	2,391,129
First Busey Corp.	114,412	2,638,341
First Business Financial Services, Inc.	45,644	1,610,320
First Community Bankshares, Inc.	62,503	2,071,349
First Financial Corp.	56,705	2,111,127
First Financial Northwest, Inc.	106,088	2,198,143
First Foundation, Inc.	72,620	575,877
First Internet Bancorp	62,776	1,956,728
First Interstate BancSystem, Inc., Class A	315,423	8,301,933
First Merchants Corp.	85,662	2,843,978
First United Corp.	29,621	654,624
Flushing Financial Corp.	16,028	205,799
Hancock Whitney Corp.	556,949	24,282,976
HBT Financial, Inc.	158,747	3,025,718
Heartland Financial U.S.A., Inc.	938,745	31,917,330
Heritage Commerce Corp.	667,385	5,532,622
Heritage Financial Corp.	34,073	625,240
HomeTrust Bancshares, Inc.	120,731	3,169,189
Security	Shares	Value
Banks (continued)
Hope Bancorp, Inc.	22,509	$ 246,924
Horizon Bancorp, Inc.	560,534	6,748,829
Independent Bank Corp.	114,459	2,798,523
Independent Bank Group, Inc.	47,362	2,071,140
International Bancshares Corp.	20,665	1,072,307
Lakeland Bancorp, Inc.	424,945	4,963,358
Live Oak Bancshares, Inc.	18,605	738,991
MainStreet Bancshares, Inc.	9,353	168,494
Mercantile Bank Corp.	56,845	2,094,170
Mid Penn Bancorp, Inc.	63,296	1,331,115
Midland States Bancorp, Inc.	282,573	6,880,653
MidWestOne Financial Group, Inc.	16,062	368,141
MVB Financial Corp.	7,875	168,604
National Bank Holdings Corp., Class A	39,476	1,335,868
Northrim BanCorp, Inc.	107,875	5,364,624
OceanFirst Financial Corp.	754,508	11,468,522
Origin Bancorp, Inc.	65,318	1,949,089
Peapack-Gladstone Financial Corp.	58,057	1,406,721
Premier Financial Corp.	324,483	6,288,481
Primis Financial Corp.	4,735	58,477
Republic Bancorp, Inc., Class A	30,740	1,514,252
Republic First Bancorp, Inc.(a)	1,198,112	14,976
Riverview Bancorp, Inc.	207,936	975,220
Sandy Spring Bancorp, Inc.	222,930	4,900,001
ServisFirst Bancshares, Inc.	11,616	734,015
Shore Bancshares, Inc.	129,815	1,474,698
Sierra Bancorp	79,426	1,478,118
SmartFinancial, Inc.	40,044	861,747
South Plains Financial, Inc.	78,203	2,086,456
Southern First Bancshares, Inc.(a)	48,173	1,587,300
Summit Financial Group, Inc.	14,639	394,960
Third Coast Bancshares, Inc.(a)	5,742	110,074
Timberland Bancorp, Inc.	6,143	160,947
Tompkins Financial Corp.	2,929	141,061
Towne Bank	115,368	3,127,626
UMB Financial Corp.	69,340	5,658,837
United Bankshares, Inc.	117,726	4,083,915
Univest Financial Corp.	174,877	3,501,038
Valley National Bancorp	99,563	815,421
Veritex Holdings, Inc.	61,981	1,216,687
Washington Trust Bancorp, Inc.	202,648	5,216,159
WesBanco, Inc.	302,350	8,762,103
Western New England Bancorp, Inc.	6,620	53,754
		255,758,544
Beverages — 0.8%
Coca-Cola Consolidated, Inc.	1,380	1,160,304
MGP Ingredients, Inc.	85,869	7,314,322
National Beverage Corp.(a)	75,866	3,993,586
Primo Water Corp.	962,725	15,605,772
Vita Coco Co., Inc. (The)(a)	25,941	677,060
		28,751,044
Biotechnology — 8.5%
4D Molecular Therapeutics, Inc.(a)(b)	60,885	1,705,998
ACADIA Pharmaceuticals, Inc.(a)	245,369	5,702,376
Agenus, Inc.(a)	795,301	532,852
Agios Pharmaceuticals, Inc.(a)	37,126	1,199,912
Alector, Inc.(a)(b)	638,750	4,452,087
Alkermes PLC(a)	308,495	9,159,216
Allogene Therapeutics, Inc.(a)(b)	317,760	1,560,202
Alpine Immune Sciences, Inc.(a)	11,941	420,562
ALX Oncology Holdings, Inc.(a)	42,495	623,402
Amicus Therapeutics, Inc.(a)(b)	163,845	2,100,493

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Anika Therapeutics, Inc.(a)	36,521	$ 886,730
Arcturus Therapeutics Holdings, Inc.(a)	66,964	2,595,525
Arcus Biosciences, Inc.(a)(b)	198,257	3,792,656
Arrowhead Pharmaceuticals, Inc.(a)	71,108	2,282,567
ARS Pharmaceuticals, Inc.(a)	65	544
Atossa Therapeutics, Inc.(a)	248,228	242,519
Beam Therapeutics, Inc.(a)(b)	61,702	2,436,612
BioCryst Pharmaceuticals, Inc.(a)(b)	422,623	2,379,367
Biohaven Ltd.(a)	18,071	869,938
Blueprint Medicines Corp.(a)	145,240	13,582,845
Bridgebio Pharma, Inc.(a)	62,733	2,142,332
CareDx, Inc.(a)	306,684	3,263,118
Catalyst Pharmaceuticals, Inc.(a)	74,141	1,188,480
Cerevel Therapeutics Holdings, Inc.(a)	14,020	574,820
CG oncology, Inc.(a)	47,417	2,120,014
Chinook Therapeutics, Inc., CVR(a)(c)	35,990	15,836
Coherus Biosciences, Inc.(a)(b)	945,290	2,155,261
Crinetics Pharmaceuticals, Inc.(a)	7,779	318,472
Cyclo Therapeutics, Inc.(a)	623	997
Cytokinetics, Inc.(a)	94,558	6,830,870
Deciphera Pharmaceuticals, Inc.(a)	310,984	5,190,323
Denali Therapeutics, Inc.(a)	430,220	8,509,752
Dynavax Technologies Corp.(a)(b)	535,804	6,788,637
Dyne Therapeutics, Inc.(a)	109,741	2,952,033
Editas Medicine, Inc.(a)	269,193	2,708,082
Emergent BioSolutions, Inc.(a)	1,017,634	3,286,958
Enanta Pharmaceuticals, Inc.(a)	104,837	1,506,508
Fate Therapeutics, Inc.(a)	902,234	6,396,839
Halozyme Therapeutics, Inc.(a)	266,408	10,605,702
Ideaya Biosciences, Inc.(a)(b)	71,496	3,195,871
Insmed, Inc.(a)	72,986	2,023,172
Intellia Therapeutics, Inc.(a)(b)	319,504	10,262,468
Ionis Pharmaceuticals, Inc.(a)	15,729	711,108
Iovance Biotherapeutics, Inc.(a)	100,062	1,591,986
Ironwood Pharmaceuticals, Inc., Class A(a)	406,620	3,834,427
iTeos Therapeutics, Inc.(a)	405,245	4,340,174
Jounce Therapeutics, Inc., CVR(a)	10,334	90
Karyopharm Therapeutics, Inc.(a)(b)	702,009	814,330
Kezar Life Sciences, Inc.(a)	61,112	64,168
Kiniksa Pharmaceuticals Ltd., Class A(a)	192,153	4,062,114
Kodiak Sciences, Inc.(a)	516,263	3,102,741
Kronos Bio, Inc.(a)	43,065	44,788
Krystal Biotech, Inc.(a)	7,401	1,180,237
Kura Oncology, Inc.(a)	348,713	7,350,870
Kymera Therapeutics, Inc.(a)(b)	90,841	3,878,911
Kyverna Therapeutics, Inc.(a)(b)	26,909	731,117
MacroGenics, Inc.(a)(b)	232,076	4,163,443
Madrigal Pharmaceuticals, Inc.(a)(b)	6,454	1,524,435
MiMedx Group, Inc.(a)	130,791	1,067,255
Myriad Genetics, Inc.(a)	135,259	2,830,971
Natera, Inc.(a)	24,678	2,134,400
NextCure, Inc.(a)	169,789	293,735
Nkarta, Inc.(a)(b)	37,346	451,140
Nurix Therapeutics, Inc.(a)	123,123	1,520,569
Olema Pharmaceuticals, Inc.(a)	144,694	1,794,206
Organogenesis Holdings, Inc., Class A(a)	42,912	153,196
Passage Bio, Inc.(a)	143,703	245,732
PMV Pharmaceuticals, Inc.(a)	280,445	518,823
Poseida Therapeutics, Inc.(a)(b)	146,029	578,275
Prothena Corp. PLC(a)	71,392	1,969,705
PTC Therapeutics, Inc.(a)	253,599	7,148,956
Puma Biotechnology, Inc.(a)	215,312	1,339,241
Security	Shares	Value
Biotechnology (continued)
REGENXBIO, Inc.(a)	343,643	$ 5,993,134
Relay Therapeutics, Inc.(a)	386,778	3,875,516
Replimune Group, Inc.(a)	95,931	823,088
REVOLUTION Medicines, Inc.(a)	159,934	4,714,854
Rigel Pharmaceuticals, Inc.(a)(b)	722,952	1,098,887
Sana Biotechnology, Inc.(a)	121,544	1,220,302
Sangamo Therapeutics, Inc.(a)	1,579,197	1,831,868
Sarepta Therapeutics, Inc.(a)	8,198	1,048,524
Scholar Rock Holding Corp.(a)	65,635	1,017,342
SpringWorks Therapeutics, Inc.(a)	26,038	1,282,632
Sutro Biopharma, Inc.(a)	337,853	1,658,858
Syndax Pharmaceuticals, Inc.(a)	343,349	8,048,101
TG Therapeutics, Inc.(a)(b)	159,414	2,745,109
Travere Therapeutics, Inc.(a)(b)	558,193	4,219,939
Twist Bioscience Corp.(a)	220,834	8,676,568
Ultragenyx Pharmaceutical, Inc.(a)	75,931	3,927,151
United Therapeutics Corp.(a)	28,177	6,357,858
Vanda Pharmaceuticals, Inc.(a)	652,206	2,915,361
Vaxcyte, Inc.(a)	95,447	7,045,897
Veracyte, Inc.(a)(b)	315,793	7,436,925
Vericel Corp.(a)	76,710	3,504,113
Viking Therapeutics, Inc.(a)	93,431	7,198,859
Vir Biotechnology, Inc.(a)	354,493	3,984,501
Voyager Therapeutics, Inc.(a)	48,304	401,889
Xencor, Inc.(a)	316,775	7,269,986
		296,301,353
Broadline Retail — 0.3%
Dillard’s, Inc., Class A	6,037	2,503,725
Kohl’s Corp.	284,305	7,923,580
		10,427,305
Building Products — 2.3%
American Woodmark Corp.(a)	47,625	4,773,930
Apogee Enterprises, Inc.	56,753	3,246,839
AZEK Co., Inc. (The), Class A(a)(b)	70,464	3,390,023
Builders FirstSource, Inc.(a)	5,823	1,136,533
Caesarstone Ltd.(a)	73,216	323,615
Gibraltar Industries, Inc.(a)	153,204	11,865,650
Janus International Group, Inc.(a)	511,754	7,343,670
JELD-WEN Holding, Inc.(a)(b)	481,062	8,755,328
Masonite International Corp.(a)	29,961	3,902,120
Resideo Technologies, Inc.(a)	25,066	559,724
UFP Industries, Inc.	309,184	35,441,762
		80,739,194
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A	91,849	3,955,936
AssetMark Financial Holdings, Inc.(a)	44,401	1,569,575
Cohen & Steers, Inc.	22,259	1,637,149
Evercore, Inc., Class A	7,999	1,496,453
Federated Hermes, Inc., Class B	142,022	5,003,435
GCM Grosvenor, Inc., Class A	28,392	240,480
Hamilton Lane, Inc., Class A	105,461	12,112,196
Houlihan Lokey, Inc., Class A	98,814	12,713,409
Invesco Ltd.	124,002	1,910,871
Oppenheimer Holdings, Inc., Class A, NVS	11,103	425,245
Patria Investments Ltd., Class A	98,549	1,468,380
PJT Partners, Inc., Class A	24,618	2,594,737
SEI Investments Co.	32,498	2,185,491
Victory Capital Holdings, Inc., Class A	199,171	7,654,142
Virtu Financial, Inc., Class A	37,378	674,673
		55,642,172

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals — 1.4%
Alto Ingredients, Inc.(a)	77,029	$ 169,464
Cabot Corp.	95,370	8,101,682
Ingevity Corp.(a)	21,636	988,332
Innospec, Inc.	36,874	4,582,332
Minerals Technologies, Inc.	120,141	8,693,403
Mosaic Co. (The)	448,339	13,970,243
Quaker Chemical Corp.	57,046	11,437,723
Rayonier Advanced Materials, Inc.(a)	215,502	730,552
		48,673,731
Commercial Services & Supplies — 0.6%
BrightView Holdings, Inc.(a)	458,897	3,996,993
CECO Environmental Corp.(a)	58,294	1,320,359
CoreCivic, Inc.(a)	309,538	4,714,264
Healthcare Services Group, Inc.(a)	360,667	4,602,111
Interface, Inc., Class A	58,187	914,700
Li-Cycle Holdings Corp.(a)(b)	199,351	71,766
Steelcase, Inc., Class A	510,957	7,020,549
		22,640,742
Communications Equipment — 0.5%
Calix, Inc.(a)	236,022	8,230,087
Ciena Corp.(a)	90,530	5,158,400
NETGEAR, Inc.(a)	346,499	5,194,020
		18,582,507
Construction & Engineering — 3.0%
AECOM	8,392	745,461
Comfort Systems U.S.A., Inc.	28,885	8,831,011
Construction Partners, Inc., Class A(a)	88,298	4,245,368
Dycom Industries, Inc.(a)	39,250	4,964,733
EMCOR Group, Inc.	86,909	27,247,710
Fluor Corp.(a)(b)	525,050	19,321,840
Matrix Service Co.(a)	82,702	975,884
MYR Group, Inc.(a)(b)	92,818	15,079,212
Primoris Services Corp.	297,732	11,763,391
Sterling Infrastructure, Inc.(a)	95,982	10,235,520
Tutor Perini Corp.(a)	207,253	2,348,177
		105,758,307
Construction Materials — 0.3%
Summit Materials, Inc., Class A(a)(b)	226,922	9,691,839
Consumer Finance — 1.3%
Enova International, Inc.(a)	280,264	17,726,698
EZCORP, Inc., Class A, NVS(a)	980,964	10,290,312
FirstCash Holdings, Inc.	71,184	8,150,568
LendingTree, Inc.(a)	69,319	2,742,953
Oportun Financial Corp.(a)	49,135	190,153
PROG Holdings, Inc.(a)	154,172	4,759,290
Regional Management Corp.	98,756	2,310,890
		46,170,864
Consumer Staples Distribution & Retail — 0.3%
Andersons, Inc. (The)	50,837	2,810,269
Casey’s General Stores, Inc.	851	259,121
Performance Food Group Co.(a)	23,498	1,803,942
PriceSmart, Inc.	52,452	4,413,311
SpartanNash Co.	103,712	2,185,212
		11,471,855
Diversified Consumer Services — 1.5%
American Public Education, Inc.(a)(b)	72,676	759,464
Chegg, Inc.(a)	304,518	2,722,391
Duolingo, Inc., Class A(a)	37,134	8,875,026
Frontdoor, Inc.(a)	491,859	15,424,698
Security	Shares	Value
Diversified Consumer Services (continued)
Laureate Education, Inc., Class A	1,630,281	$ 21,862,068
OneSpaWorld Holdings Ltd.(a)	134,696	1,756,436
		51,400,083
Diversified REITs — 0.4%
American Assets Trust, Inc.	582,801	12,571,018
Armada Hoffler Properties, Inc.	128,240	1,305,483
Empire State Realty Trust, Inc., Class A	115,407	1,150,608
		15,027,109
Diversified Telecommunication Services — 0.5%
Bandwidth, Inc., Class A(a)	215,238	4,420,988
Cogent Communications Holdings, Inc.	77,523	6,272,386
Frontier Communications Parent, Inc.(a)	28,451	673,720
IDT Corp., Class B(a)	27,001	1,004,707
Liberty Latin America Ltd., Class A(a)	36,895	237,235
Lumen Technologies, Inc.(a)	258,248	418,362
Ooma, Inc.(a)	418,637	4,270,097
		17,297,495
Electric Utilities — 0.3%
ALLETE, Inc.	104,012	5,891,239
PNM Resources, Inc.	122,031	4,455,352
		10,346,591
Electrical Equipment — 1.8%
Allient, Inc.	25,090	713,058
Atkore, Inc.(b)	148,627	25,177,414
Encore Wire Corp.(b)	73,244	17,651,804
EnerSys	164,835	15,145,040
Sensata Technologies Holding PLC	32,330	1,112,798
Thermon Group Holdings, Inc.(a)	59,451	1,622,418
		61,422,532
Electronic Equipment, Instruments & Components — 4.2%
Arrow Electronics, Inc.(a)	12,902	1,515,985
Avnet, Inc.	27,852	1,297,625
Badger Meter, Inc.	3,553	563,826
Benchmark Electronics, Inc.	204,200	6,270,982
ePlus, Inc.(a)	136,394	11,237,502
Fabrinet(a)	53,752	11,587,319
Flex Ltd.(a)	469,339	13,211,893
Insight Enterprises, Inc.(a)(b)	94,059	17,683,092
Itron, Inc.(a)	239,949	22,238,473
Kimball Electronics, Inc.(a)	53,814	1,211,353
OSI Systems, Inc.(a)	24,458	3,208,400
PC Connection, Inc.	183,574	12,185,642
Plexus Corp.(a)	31,133	2,938,955
Rogers Corp.(a)	6,307	706,825
Sanmina Corp.(a)	447,419	28,276,881
ScanSource, Inc.(a)	107,542	4,649,041
TD SYNNEX Corp.	18,239	1,895,032
TTM Technologies, Inc.(a)	388,017	5,762,052
		146,440,878
Energy Equipment & Services — 1.4%
Archrock, Inc.	359,604	6,569,965
Borr Drilling Ltd.(b)	117,290	706,086
Helix Energy Solutions Group, Inc.(a)	807,980	7,271,820
Helmerich & Payne, Inc.	143,953	5,526,356
Liberty Energy, Inc., Class A	315,816	6,752,146
NOV, Inc.	11,697	197,679
Oil States International, Inc.(a)	457,567	2,466,286
Patterson-UTI Energy, Inc.	277,105	3,206,105
ProPetro Holding Corp.(a)	1,186,270	8,778,398
RPC, Inc.	115,768	855,525

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Solaris Oilfield Infrastructure, Inc., Class A	131,446	$ 1,113,348
U.S. Silica Holdings, Inc.(a)	393,322	4,523,203
		47,966,917
Entertainment — 0.2%
Cinemark Holdings, Inc.(a)	68,275	1,188,668
Eros Media World PLC, Class A(a)	23,977	2
Eventbrite, Inc., Class A(a)	344,027	1,926,551
Lions Gate Entertainment Corp., Class A(a)	89,712	871,104
Lions Gate Entertainment Corp., Class B, NVS(a)	64,629	586,831
Marcus Corp. (The)	28,724	421,381
Roku, Inc., Class A(a)	9,367	591,807
		5,586,344
Financial Services — 2.2%
Affirm Holdings, Inc., Class A(a)(b)	185,267	6,951,218
Enact Holdings, Inc.	20,094	557,006
Essent Group Ltd.	127,498	6,830,068
Euronet Worldwide, Inc.(a)	36,897	4,038,008
EVERTEC, Inc.	5,334	192,717
NCR Atleos Corp.(a)	109,063	2,373,211
NMI Holdings, Inc., Class A(a)	303,180	9,119,654
Pagseguro Digital Ltd., Class A(a)(b)	1,584,597	22,057,590
Radian Group, Inc.	20,793	605,908
Repay Holdings Corp., Class A(a)	281,779	2,448,659
StoneCo Ltd., Class A(a)	1,267,504	21,813,744
		76,987,783
Food Products — 0.7%
Flowers Foods, Inc.	10,838	242,988
Fresh Del Monte Produce, Inc.	57,477	1,375,425
Lancaster Colony Corp.	39,668	8,208,102
Simply Good Foods Co. (The)(a)	58,835	2,087,466
Sovos Brands, Inc.(a)	54,034	1,231,435
SunOpta, Inc.(a)(b)	469,914	3,303,495
Vital Farms, Inc.(a)(b)	396,632	7,127,477
		23,576,388
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A	164,148	5,444,789
New Jersey Resources Corp.	394,127	16,399,624
ONE Gas, Inc.	140,005	8,344,298
UGI Corp.	65,841	1,611,788
		31,800,499
Ground Transportation — 0.2%
Covenant Logistics Group, Inc., Class A	128,376	6,249,344
FTAI Infrastructure, Inc.	286,722	1,313,187
Saia, Inc.(a)(b)	836	481,034
Universal Logistics Holdings, Inc.	42	1,421
		8,044,986
Health Care Equipment & Supplies — 2.4%
Accuray, Inc.(a)	326,532	848,983
AngioDynamics, Inc.(a)	233,676	1,282,881
Artivion, Inc.(a)	110,374	2,130,218
AtriCure, Inc.(a)	70,601	2,468,917
Atrion Corp.	3,826	1,407,930
Axonics, Inc.(a)	64,074	4,353,188
Cerus Corp.(a)	236,096	514,689
CONMED Corp.	6,902	554,369
DENTSPLY SIRONA, Inc.	9,174	299,806
Envista Holdings Corp.(a)	399,641	8,252,587
Haemonetics Corp.(a)	16,033	1,170,088
Inari Medical, Inc.(a)	59,457	2,742,157
Inmode Ltd.(a)	161,359	3,549,898
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Inspire Medical Systems, Inc.(a)	18,182	$ 3,255,305
iRadimed Corp.	14,644	614,609
Lantheus Holdings, Inc.(a)	66,140	4,324,233
LeMaitre Vascular, Inc.	39,929	2,795,030
LivaNova PLC(a)	162,367	8,899,335
Merit Medical Systems, Inc.(a)	190,925	14,548,485
Nevro Corp.(a)	62,187	905,443
Omnicell, Inc.(a)	71,090	1,865,402
OraSure Technologies, Inc.(a)	462,792	3,329,788
Paragon 28, Inc.(a)	47,249	589,668
RxSight, Inc.(a)	6,697	365,455
SI-BONE, Inc.(a)(b)	83,812	1,454,138
STAAR Surgical Co.(a)	126,494	3,951,673
Tactile Systems Technology, Inc.(a)	224,110	3,417,677
Varex Imaging Corp.(a)	191,790	3,298,788
Zimvie, Inc.(a)	26,962	457,006
		83,647,746
Health Care Providers & Services — 2.5%
Accolade, Inc.(a)	92,580	948,945
Addus HomeCare Corp.(a)	6,247	576,473
Alignment Healthcare, Inc.(a)(b)	76,719	460,314
AMN Healthcare Services, Inc.(a)	24,266	1,365,448
Aveanna Healthcare Holdings, Inc.(a)(b)	135,239	320,516
Brookdale Senior Living, Inc.(a)	251,702	1,439,736
CorVel Corp.(a)	8,931	2,179,164
Cross Country Healthcare, Inc.(a)	84,895	1,551,032
Ensign Group, Inc. (The)(b)	128,729	16,080,827
Fulgent Genetics, Inc.(a)	20,939	472,384
Guardant Health, Inc.(a)	240,887	4,576,853
HealthEquity, Inc.(a)(b)	80,498	6,649,940
Hims & Hers Health, Inc., Class A(a)	401,074	5,230,005
NeoGenomics, Inc.(a)(b)	68,793	1,073,171
OPKO Health, Inc.(a)(b)	530,454	530,454
Option Care Health, Inc.(a)	174,994	5,647,056
Owens & Minor, Inc.(a)(b)	21,915	533,192
PetIQ, Inc., Class A(a)	184,878	3,366,628
Privia Health Group, Inc.(a)(b)	220,484	4,921,203
Progyny, Inc.(a)	524,746	19,163,724
Quipt Home Medical Corp.(a)	62,518	268,202
R1 RCM, Inc.(a)	30,084	422,680
RadNet, Inc.(a)(b)	142,683	5,401,978
Surface Oncology, Inc., CVR(a)	58,721	5,515
Surgery Partners, Inc.(a)	35,162	1,091,077
Viemed Healthcare, Inc.(a)	178,715	1,511,929
		85,788,446
Health Care REITs — 0.0%
Diversified Healthcare Trust	298,237	978,217
Health Care Technology — 0.3%
American Well Corp., Class A(a)	1,088,977	1,176,095
Health Catalyst, Inc.(a)	217,392	1,808,701
HealthStream, Inc.	27,652	754,347
Phreesia, Inc.(a)(b)	30,276	749,331
Sharecare, Inc., Class A(a)	76,700	72,098
Teladoc Health, Inc.(a)(b)	444,913	6,709,288
		11,269,860
Hotel & Resort REITs — 0.9%
Braemar Hotels & Resorts, Inc.	1,869,407	4,262,248
Chatham Lodging Trust	130,175	1,327,785
Park Hotels & Resorts, Inc.	231,905	3,849,623
RLJ Lodging Trust	1,739,856	20,652,091

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Ryman Hospitality Properties, Inc.	7,210	$ 854,241
Summit Hotel Properties, Inc.	299,512	1,922,867
		32,868,855
Hotels, Restaurants & Leisure — 1.1%
Accel Entertainment, Inc., Class A(a)	201,986	2,288,501
Bally’s Corp.(a)	190,148	2,137,264
BJ’s Restaurants, Inc.(a)	95,722	3,352,184
Boyd Gaming Corp.	17,016	1,125,268
Carrols Restaurant Group, Inc.	268,033	2,538,273
Chuy’s Holdings, Inc.(a)	11,277	381,501
El Pollo Loco Holdings, Inc.(a)	159,604	1,446,012
Everi Holdings, Inc.(a)(b)	237,055	2,811,472
Marriott Vacations Worldwide Corp.	16,393	1,527,664
Monarch Casino & Resort, Inc.	67,721	4,764,172
PlayAGS, Inc.(a)	170,435	1,581,637
Shake Shack, Inc., Class A(a)	43,886	4,665,960
Super Group SGHC Ltd.(a)	132,987	438,857
Wingstop, Inc.	30,178	10,593,987
		39,652,752
Household Durables — 2.9%
Century Communities, Inc.	134,873	11,638,191
Ethan Allen Interiors, Inc.	116,747	3,902,852
GoPro, Inc., Class A(a)	208,909	488,847
Hooker Furnishings Corp.	24,843	608,902
Installed Building Products, Inc.	81,481	19,468,255
KB Home	189,094	12,561,515
Leggett & Platt, Inc.	8,043	164,238
M/I Homes, Inc.(a)	6,825	866,707
MDC Holdings, Inc.	59,129	3,707,388
Meritage Homes Corp.	23,047	3,633,590
Taylor Morrison Home Corp., Class A(a)	326,700	18,494,487
Toll Brothers, Inc.	106,781	12,241,374
Tri Pointe Homes, Inc.(a)	337,929	11,955,928
Universal Electronics, Inc.(a)	18,302	160,875
Vizio Holding Corp., Class A(a)	78,609	865,485
		100,758,634
Household Products — 0.3%
Central Garden & Pet Co.(a)	12,996	570,134
Central Garden & Pet Co., Class A, NVS(a)	241,859	9,115,666
		9,685,800
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp., Class A	140,925	3,342,741
Clearway Energy, Inc., Class A	362,281	7,339,813
Spruce Power Holding Corp.(a)	110	422
		10,682,976
Industrial REITs — 0.3%
First Industrial Realty Trust, Inc.	52,297	2,771,741
Industrial Logistics Properties Trust	169,242	648,197
Terreno Realty Corp.	105,031	6,753,493
		10,173,431
Insurance — 1.8%
Ambac Financial Group, Inc.(a)	193,019	3,157,791
CNO Financial Group, Inc.	269,066	7,181,371
Crawford & Co., Class A, NVS	52,097	610,056
Donegal Group, Inc., Class A	103,234	1,445,276
eHealth, Inc.(a)	201,715	1,331,319
Genworth Financial, Inc., Class A(a)	476,160	2,928,384
Globe Life, Inc.	1,071	135,942
Kinsale Capital Group, Inc.	1,877	968,870
Mercury General Corp.	159,021	7,742,732
Security	Shares	Value
Insurance (continued)
Oscar Health, Inc., Class A(a)	152,468	$ 2,479,130
Palomar Holdings, Inc.(a)	19,461	1,481,761
Reinsurance Group of America, Inc.	145,494	25,730,614
Selective Insurance Group, Inc.	73,243	7,652,429
Selectquote, Inc.(a)	282,414	547,883
Tiptree, Inc.	14,403	252,196
United Fire Group, Inc.	28,041	653,075
		64,298,829
Interactive Media & Services — 1.5%
Bumble, Inc., Class A(a)(b)	582,334	6,667,724
Cargurus, Inc., Class A(a)	328,584	7,274,850
EverQuote, Inc., Class A(a)	96,125	1,539,923
Match Group, Inc.(a)	20,937	754,569
QuinStreet, Inc.(a)	63,664	931,404
Shutterstock, Inc.	132,403	6,455,970
TrueCar, Inc.(a)	259,888	904,410
Vimeo, Inc.(a)	972,643	4,658,960
Yelp, Inc.(a)	396,233	15,231,197
ZipRecruiter, Inc., Class A(a)	631,987	8,038,875
		52,457,882
IT Services — 0.4%
Backblaze, Inc., Class A(a)(b)	46,578	494,658
Brightcove, Inc.(a)	55,261	122,403
DigitalOcean Holdings, Inc.(a)(b)	19,326	732,842
Fastly, Inc., Class A(a)	217,326	3,090,376
Grid Dynamics Holdings, Inc., Class A(a)	52,724	711,247
Hackett Group, Inc. (The)	189,394	4,681,820
Information Services Group, Inc.	9,382	40,624
Kyndryl Holdings, Inc.(a)	10,690	234,859
Squarespace, Inc., Class A(a)	81,384	2,708,459
Unisys Corp.(a)	179,930	933,837
		13,751,125
Leisure Products — 0.1%
MasterCraft Boat Holdings, Inc.(a)	71,216	1,561,767
YETI Holdings, Inc.(a)	9,241	379,251
		1,941,018
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A(a)	8,736	407,447
AbCellera Biologics, Inc.(a)(b)	382,231	1,930,267
Adaptive Biotechnologies Corp.(a)	816,757	3,356,871
Codexis, Inc.(a)	503,665	2,342,042
CryoPort, Inc.(a)(b)	76,664	1,354,653
Harvard Bioscience, Inc.(a)	307	1,329
Medpace Holdings, Inc.(a)(b)	14,321	5,692,884
Pacific Biosciences of California, Inc.(a)	828,228	4,580,101
Personalis, Inc.(a)	677,851	1,050,669
Quanterix Corp.(a)	30,399	728,360
Quantum-Si, Inc., Class A(a)	297,405	496,666
Seer, Inc., Class A(a)	322,240	586,477
Singular Genomics Systems, Inc.(a)(b)	130,459	74,362
		22,602,128
Machinery — 3.9%
AGCO Corp.	53,962	5,919,631
Alamo Group, Inc.	4,620	934,580
Albany International Corp., Class A	5,698	534,871
Astec Industries, Inc.	69,064	2,803,998
Columbus McKinnon Corp.	13,831	577,721
Commercial Vehicle Group, Inc.(a)	28,435	185,965
Donaldson Co., Inc.	10,404	745,135
Federal Signal Corp.	28,353	2,322,394

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Flowserve Corp.	154,989	$ 6,559,135
Franklin Electric Co., Inc.	132,273	13,751,101
Kadant, Inc.	2,173	732,953
Kennametal, Inc.	539,847	13,625,738
Manitowoc Co., Inc. (The)(a)	426,175	5,940,880
Mueller Industries, Inc.	228,024	11,715,873
Oshkosh Corp.	177,527	19,680,643
Tennant Co.	53,372	6,041,177
Terex Corp.	274,147	15,722,330
Trinity Industries, Inc.	208,852	5,300,664
Wabash National Corp.	38,390	1,047,279
Watts Water Technologies, Inc., Class A	82,664	16,859,323
Xylem, Inc.	42,874	5,447,142
		136,448,533
Marine Transportation — 0.3%
Matson, Inc.	78,153	8,678,891
Media — 0.7%
Cardlytics, Inc.(a)	81,815	678,246
EchoStar Corp., Class A(a)	163,730	2,146,500
Entravision Communications Corp., Class A	297,476	1,145,283
EW Scripps Co. (The), Class A, NVS(a)	179,198	722,168
Gambling.com Group Ltd.(a)	69,200	633,872
Gray Television, Inc.	66,008	385,487
Integral Ad Science Holding Corp.(a)	212,754	2,204,132
Paramount Global, Class B, NVS	622,033	6,867,244
PubMatic, Inc., Class A(a)	78,858	1,651,287
TEGNA, Inc.	270,193	3,785,404
Thryv Holdings, Inc.(a)	273,229	5,721,415
Townsquare Media, Inc., Class A	77	819
		25,941,857
Metals & Mining — 1.6%
Alcoa Corp.	287,319	7,817,950
Atlas Lithium Corp.(a)(b)	15,821	266,267
Caledonia Mining Corp. PLC(b)	12,852	127,106
Century Aluminum Co.(a)	43,796	458,544
Cleveland-Cliffs, Inc.(a)(b)	402,290	8,367,632
Coeur Mining, Inc.(a)(b)	1,695,871	4,392,306
Commercial Metals Co.	101,445	5,478,030
Constellium SE, Class A(a)	183,506	3,558,181
Hecla Mining Co.	54,127	191,610
i-80 Gold Corp.(a)	514,346	648,076
Kaiser Aluminum Corp.	20,747	1,504,572
Materion Corp.	33,748	4,533,031
NioCorp Developments Ltd.(a)	41,996	109,610
Novagold Resources, Inc.(a)	633,038	1,569,934
Olympic Steel, Inc.	33,932	2,308,055
Perpetua Resources Corp.(a)	17,005	49,144
Radius Recycling, Inc., Class A	242,745	4,796,641
Ryerson Holding Corp.	118,827	3,752,557
SunCoke Energy, Inc.	70,615	756,287
Tredegar Corp.	65,928	286,787
Warrior Met Coal, Inc.	67,178	3,827,131
		54,799,451
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Arbor Realty Trust, Inc.(b)	95,076	1,274,018
Granite Point Mortgage Trust, Inc.	8,770	41,570
		1,315,588
Multi-Utilities — 0.1%
Avista Corp.	102,776	3,412,163
Security	Shares	Value
Multi-Utilities (continued)
Black Hills Corp.	7,878	$ 409,892
Unitil Corp.	17,884	911,369
		4,733,424
Office REITs — 0.9%
Brandywine Realty Trust	331,999	1,427,596
City Office REIT, Inc.	22,109	101,259
COPT Defense Properties	145,313	3,520,934
Equity Commonwealth(a)	715,734	13,477,271
Hudson Pacific Properties, Inc.	165,802	1,051,185
Office Properties Income Trust	251,549	671,636
Paramount Group, Inc.	2,285,547	10,124,973
Piedmont Office Realty Trust, Inc., Class A	344,919	2,162,642
		32,537,496
Oil, Gas & Consumable Fuels — 4.6%
CVR Energy, Inc.	162,734	5,399,514
Delek U.S. Holdings, Inc.	456,257	11,639,116
Dorian LPG Ltd.	19,068	689,308
Encore Energy Corp.(a)	192,424	742,757
Energy Fuels, Inc.(a)	145,463	920,781
Evolution Petroleum Corp.	204,676	1,199,401
HF Sinclair Corp.	86,185	4,783,267
International Seaways, Inc.	22,741	1,203,681
Magnolia Oil & Gas Corp., Class A	784,033	17,781,868
Matador Resources Co.	201,021	12,694,476
Murphy Oil Corp.	758,970	30,108,340
Ovintiv, Inc.	77,565	3,832,487
Par Pacific Holdings, Inc.(a)	190,710	6,888,445
PBF Energy, Inc., Class A	426,801	19,931,607
Plains GP Holdings LP, Class A	31,491	541,645
REX American Resources Corp.(a)	10,350	455,193
Scorpio Tankers, Inc.	136,122	9,137,870
SM Energy Co.	586,453	25,669,048
World Kinect Corp.	379,621	9,247,568
		162,866,372
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(a)	48,727	1,821,902
Hawaiian Holdings, Inc.(a)	185,810	2,621,779
JetBlue Airways Corp.(a)(b)	2,151,431	13,941,273
SkyWest, Inc.(a)	51,186	3,287,165
		21,672,119
Personal Care Products — 0.8%
BellRing Brands, Inc.(a)	326,951	18,619,860
elf Beauty, Inc.(a)	39,642	8,266,546
		26,886,406
Pharmaceuticals — 2.6%
Alto Neuroscience, Inc.(a)	730	11,242
Amphastar Pharmaceuticals, Inc.(a)	11,850	551,854
ANI Pharmaceuticals, Inc.(a)	24,257	1,641,471
Arvinas, Inc.(a)(b)	193,259	8,886,049
Atea Pharmaceuticals, Inc.(a)	635,543	2,739,190
Axsome Therapeutics, Inc.(a)	11,526	937,986
Collegium Pharmaceutical, Inc.(a)(b)	198,542	7,288,477
Corcept Therapeutics, Inc.(a)(b)	657,849	15,459,451
Elanco Animal Health, Inc.(a)	58,362	927,372
Endo International PLC(a)	724,513	725
Evolus, Inc.(a)	77,229	1,145,306
Harmony Biosciences Holdings, Inc.(a)	177,627	5,701,827
Innoviva, Inc.(a)	69,069	1,055,374
Intra-Cellular Therapies, Inc.(a)	68,452	4,758,783
Mind Medicine MindMed, Inc.(a)	16,675	95,298

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Nektar Therapeutics(a)	1,025,448	$ 728,068
Nuvation Bio, Inc., Class A(a)	571,973	1,069,590
Pacira BioSciences, Inc.(a)	147,491	4,383,433
Prestige Consumer Healthcare, Inc.(a)	253,974	17,671,511
Scilex Holding Co. (Acquired 03/05/21 - 01/09/23, cost $9,826,744), NVS(a)(b)(d)	430,177	968,092
Supernus Pharmaceuticals, Inc.(a)	528,558	15,698,173
Trevi Therapeutics, Inc.(a)	45	131
Xeris Biopharma Holdings, Inc.(a)	184,792	568,235
		92,287,638
Professional Services — 2.3%
CSG Systems International, Inc.	88,486	4,827,796
ExlService Holdings, Inc.(a)	562,064	17,491,432
Franklin Covey Co.(a)	76,898	2,935,966
Genpact Ltd.	12,052	409,768
Huron Consulting Group, Inc.(a)	64,906	6,369,226
Insperity, Inc.	284,278	28,936,657
Kelly Services, Inc., Class A, NVS	144,142	3,535,803
Kforce, Inc.	63,980	4,455,567
Korn Ferry	17,804	1,133,403
ManpowerGroup, Inc.	152,424	10,998,916
Maximus, Inc.	12,382	1,035,878
ShiftPixy, Inc.(a)	3	13
		82,130,425
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.(a)	210,012	1,316,775
Compass, Inc., Class A(a)	214,779	848,377
eXp World Holdings, Inc.	50,372	659,873
Forestar Group, Inc.(a)	49,374	1,664,891
FRP Holdings, Inc.(a)	27,592	1,661,038
Opendoor Technologies, Inc.(a)	569,970	1,755,508
Redfin Corp.(a)	219,463	1,559,285
RMR Group, Inc. (The), Class A	173,943	4,256,385
St. Joe Co. (The)	95,078	5,121,852
		18,843,984
Residential REITs — 0.4%
Bluerock Homes Trust, Inc., Class A	77	1,078
Elme Communities	116,682	1,502,864
Independence Realty Trust, Inc.	666,110	9,751,851
NexPoint Residential Trust, Inc.	117,116	3,420,958
		14,676,751
Retail REITs — 0.8%
Acadia Realty Trust	318,271	5,216,462
Kimco Realty Corp.	60,004	1,185,670
Kite Realty Group Trust	872,112	18,671,918
Tanger, Inc.	59,681	1,719,410
		26,793,460
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc., Class A(a)	69,953	2,162,947
Ambarella, Inc.(a)	78,119	4,362,946
Amkor Technology, Inc.	413,204	12,817,588
Axcelis Technologies, Inc.(a)	180,734	20,363,300
Cirrus Logic, Inc.(a)	45,917	4,216,099
Credo Technology Group Holding Ltd.(a)(b)	157,024	3,382,297
Diodes, Inc.(a)(b)	94,793	6,444,028
FormFactor, Inc.(a)	18,858	811,460
Ichor Holdings Ltd.(a)(b)	59,095	2,529,266
inTEST Corp.(a)	35,226	411,440
Kulicke & Soffa Industries, Inc.	97,478	4,641,902
MaxLinear, Inc.(a)	399,882	7,773,706
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc.(a)(b)	143,943	$ 4,144,119
Power Integrations, Inc.	72,538	5,183,566
Rambus, Inc.(a)(b)	34,258	2,029,444
Silicon Laboratories, Inc.(a)	44,608	6,135,384
SiTime Corp.(a)	3,682	340,585
SMART Global Holdings, Inc.(a)	9,112	193,812
Synaptics, Inc.(a)	31,134	3,116,513
		91,060,402
Software — 6.4%
8x8, Inc.(a)(b)	625,981	1,771,526
ACI Worldwide, Inc.(a)	454,344	14,952,461
Alarm.com Holdings, Inc.(a)	83,544	6,323,445
Appfolio, Inc., Class A(a)	38,903	9,418,027
Aurora Innovation, Inc., Class A(a)	430,579	1,093,671
Bit Digital, Inc.(a)(b)	1,174,575	3,053,895
BlackLine, Inc.(a)	163,537	9,277,454
Box, Inc., Class A(a)	228,000	5,880,120
Cerence, Inc.(a)	32,084	478,052
Cleanspark, Inc.(a)	78,966	1,320,312
Clear Secure, Inc., Class A	137,523	2,647,318
Clearwater Analytics Holdings, Inc., Class A(a)	23,853	410,749
CommVault Systems, Inc.(a)	100,884	9,655,608
Confluent, Inc., Class A(a)(b)	214,573	7,267,588
Domo, Inc., Class B(a)	244,455	2,813,677
Elastic NV(a)	13,814	1,848,451
Everbridge, Inc.(a)	54,971	1,554,030
Expensify, Inc., Class A(a)	130,806	272,076
Five9, Inc.(a)	61,971	3,780,231
Freshworks, Inc., Class A(a)	126,534	2,586,355
Gitlab, Inc., Class A(a)	12,853	926,958
Informatica, Inc., Class A(a)	21,375	696,398
Intapp, Inc.(a)	49,396	1,937,805
Kaltura, Inc.(a)	29,153	38,773
LivePerson, Inc.(a)	569,109	722,768
LiveRamp Holdings, Inc.(a)	180,413	6,310,847
Marathon Digital Holdings, Inc.(a)	99,695	2,582,100
MicroStrategy, Inc., Class A(a)	9,381	9,595,262
Model N, Inc.(a)	226,142	5,554,048
Nutanix, Inc., Class A(a)	65,181	4,116,832
Pegasystems, Inc.	3,040	197,722
PROS Holdings, Inc.(a)	105,343	3,766,012
Q2 Holdings, Inc.(a)(b)	442,365	20,450,534
Qualys, Inc.(a)	101,076	17,370,921
Rapid7, Inc.(a)(b)	164,270	9,622,937
RingCentral, Inc., Class A(a)	26,127	873,164
SEMrush Holdings, Inc., Class A(a)	199,080	2,484,518
SentinelOne, Inc., Class A(a)	103,418	2,913,285
Sprinklr, Inc., Class A(a)	177,458	2,312,278
Sprout Social, Inc., Class A(a)	86,992	5,377,845
Tenable Holdings, Inc.(a)	49,973	2,406,700
Teradata Corp.(a)(b)	186,379	7,011,578
Upland Software, Inc.(a)	148,310	434,548
Varonis Systems, Inc.(a)(b)	309,170	15,705,836
Verint Systems, Inc.(a)	169,866	5,369,464
Weave Communications, Inc.(a)	15,288	191,559
Workiva, Inc., Class A(a)(b)	26,677	2,297,423
Yext, Inc.(a)	145,738	862,769
Zeta Global Holdings Corp., Class A(a)(b)	125,478	1,317,519
Zuora, Inc., Class A(a)	571,510	4,617,801
		224,471,250

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs — 0.4%
Lamar Advertising Co., Class A	34,511	$ 3,815,191
Outfront Media, Inc.	650,171	9,342,957
		13,158,148
Specialty Retail — 3.8%
1-800-Flowers.com, Inc., Class A(a)(b)	532,713	5,550,869
Aaron’s Co., Inc. (The)	258,485	2,003,259
Abercrombie & Fitch Co., Class A(a)(b)	97,910	12,508,982
Academy Sports & Outdoors, Inc.	43,512	3,251,217
American Eagle Outfitters, Inc.	113,436	2,694,105
Beyond, Inc.(a)	51,163	1,715,495
CarParts.com, Inc.(a)	224,513	572,508
Carvana Co., Class A(a)	90,929	6,904,239
Cato Corp. (The), Class A	7,208	47,645
Chewy, Inc., Class A(a)(b)	259,362	4,575,146
Citi Trends, Inc.(a)	25,192	780,952
Conn’s, Inc.(a)	322,456	1,296,273
Container Store Group, Inc. (The)(a)	88,112	121,595
Duluth Holdings, Inc., Class B(a)	23,595	112,312
Five Below, Inc.(a)(b)	11,106	2,228,752
Foot Locker, Inc.	101,228	3,485,280
Gap, Inc. (The)	32,326	612,254
Group 1 Automotive, Inc.	93,051	25,184,253
Haverty Furniture Cos., Inc.	31,914	1,094,650
Lands’ End, Inc.(a)(b)	73,295	713,160
Lulu’s Fashion Lounge Holdings, Inc.(a)	163	313
Murphy U.S.A., Inc.(b)	6,973	2,907,811
ODP Corp. (The)(a)	184,264	10,407,231
Penske Automotive Group, Inc.	13,832	2,123,212
Revolve Group, Inc., Class A(a)(b)	375,402	8,232,566
RH(a)	916	251,350
Sonic Automotive, Inc., Class A	20,035	1,051,837
Stitch Fix, Inc., Class A(a)	916,977	2,961,836
Upbound Group, Inc.	93,150	3,144,744
Urban Outfitters, Inc.(a)	129,436	5,378,066
Warby Parker, Inc., Class A(a)(b)	317,776	4,038,933
Wayfair, Inc., Class A(a)	183,229	10,920,448
Winmark Corp.	9,165	3,478,576
Zumiez, Inc.(a)	162,482	2,862,933
		133,212,802
Technology Hardware, Storage & Peripherals — 1.4%
Super Micro Computer, Inc.(a)	58,017	50,249,684
Turtle Beach Corp.(a)	10,665	113,902
		50,363,586
Textiles, Apparel & Luxury Goods — 0.4%
Figs, Inc., Class A(a)(b)	233,644	1,221,958
G-III Apparel Group Ltd.(a)(b)	259,468	8,632,500
Kontoor Brands, Inc.	13,640	806,261
Oxford Industries, Inc.	15,442	1,565,664
Ralph Lauren Corp., Class A	1,927	358,268
Unifi, Inc.(a)	38,167	224,422
		12,809,073
Tobacco — 0.1%
Turning Point Brands, Inc.	85,746	2,169,374
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	61,660	11,708,617
Beacon Roofing Supply, Inc.(a)	6,477	556,310
BlueLinx Holdings, Inc.(a)	36,987	4,691,801
Boise Cascade Co.	322,774	43,868,214
DNOW, Inc.(a)	181,637	2,570,164
Security	Shares	Value
Trading Companies & Distributors (continued)
GATX Corp.	69,378	$ 8,799,905
Global Industrial Co.	14,805	649,199
GMS, Inc.(a)	119,173	10,643,341
H&E Equipment Services, Inc.	104,726	5,915,972
Herc Holdings, Inc.	40,863	6,484,141
McGrath RentCorp	33,336	4,149,665
MRC Global, Inc.(a)	74,322	856,933
Rush Enterprises, Inc., Class A	48,209	2,347,778
Titan Machinery, Inc.(a)	29,605	746,934
WESCO International, Inc.	2,716	406,015
		104,394,989
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	311,578	4,767,143
United States Cellular Corp.(a)	88,169	3,076,217
		7,843,360
Total Common Stocks — 99.0% (Cost: $3,088,322,884)		3,471,755,400
Rights
Biotechnology — 0.0%
Albireo Pharma Inc., CVR(a)(b)(c)	28,456	92,198
Radius Health, Inc., CVR(a)	72,193	5,775
		97,973
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(c)	72,036	109,495
Pharmaceuticals — 0.0%
Flexion Therapeutics, Inc., CVR(a)(c)	73,745	39,822
Total Rights — 0.0% (Cost: $ —)		247,290
Total Long-Term Investments — 99.0% (Cost: $3,088,322,884)		3,472,002,690
Short-Term Securities
Money Market Funds — 6.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(e)(f)	33,505,229	33,505,229
SL Liquidity Series, LLC, Money Market Series, 5.98%(e)(f)(g)	194,928,940	195,006,912
Total Short-Term Securities — 6.5% (Cost: $228,441,890)		228,512,141
Total Investments — 105.5% (Cost: $3,316,764,774)		3,700,514,831
Liabilities in Excess of Other Assets — (5.5)%		(192,860,786)
Net Assets — 100.0%		$ 3,507,654,045
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $968,092, representing 0.0% of its net assets as of period end, and an original cost of $9,826,744.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Small Cap Core Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 32,705,335	$ 799,894(a)	$ —	$ —	$ —	$ 33,505,229	33,505,229	$ 1,211,381	$ —
SL Liquidity Series, LLC, Money Market Series	99,134,034	95,827,589(a)	—	26,689	18,600	195,006,912	194,928,940	506,616(b)	—
				$ 26,689	$ 18,600	$ 228,512,141		$ 1,717,997	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	373	03/15/24	$ 38,369	$ 746,169
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 14,409,418	$ —	$ —	$ 14,409,418
Air Freight & Logistics	4,180,104	—	—	4,180,104
Automobile Components	76,005,738	—	—	76,005,738
Banks	255,758,544	—	—	255,758,544
Beverages	28,751,044	—	—	28,751,044
Biotechnology	296,285,427	90	15,836	296,301,353
Broadline Retail	10,427,305	—	—	10,427,305
Building Products	80,739,194	—	—	80,739,194
Capital Markets	55,642,172	—	—	55,642,172
Chemicals	48,673,731	—	—	48,673,731
Commercial Services & Supplies	22,640,742	—	—	22,640,742
Communications Equipment	18,582,507	—	—	18,582,507
Construction & Engineering	105,758,307	—	—	105,758,307
Construction Materials	9,691,839	—	—	9,691,839
Consumer Finance	46,170,864	—	—	46,170,864
Consumer Staples Distribution & Retail	11,471,855	—	—	11,471,855
Diversified Consumer Services	51,400,083	—	—	51,400,083
Diversified REITs	15,027,109	—	—	15,027,109
Diversified Telecommunication Services	17,297,495	—	—	17,297,495
Electric Utilities	10,346,591	—	—	10,346,591
Electrical Equipment	61,422,532	—	—	61,422,532
Electronic Equipment, Instruments & Components	146,440,878	—	—	146,440,878
Energy Equipment & Services	47,966,917	—	—	47,966,917
Entertainment	5,586,344	—	—	5,586,344
Financial Services	76,987,783	—	—	76,987,783
Food Products	23,576,388	—	—	23,576,388
Gas Utilities	31,800,499	—	—	31,800,499
Ground Transportation	8,044,986	—	—	8,044,986
Health Care Equipment & Supplies	83,647,746	—	—	83,647,746
Health Care Providers & Services	85,782,931	5,515	—	85,788,446
Health Care REITs	978,217	—	—	978,217
Health Care Technology	11,269,860	—	—	11,269,860
Hotel & Resort REITs	32,868,855	—	—	32,868,855
Hotels, Restaurants & Leisure	39,652,752	—	—	39,652,752
Household Durables	100,758,634	—	—	100,758,634
Household Products	9,685,800	—	—	9,685,800
Independent Power and Renewable Electricity Producers	10,682,976	—	—	10,682,976
Industrial REITs	10,173,431	—	—	10,173,431
Insurance	64,298,829	—	—	64,298,829
Interactive Media & Services	52,457,882	—	—	52,457,882
IT Services	13,751,125	—	—	13,751,125
Leisure Products	1,941,018	—	—	1,941,018
Life Sciences Tools & Services	22,602,128	—	—	22,602,128
Machinery	136,448,533	—	—	136,448,533
Marine Transportation	8,678,891	—	—	8,678,891
Media	25,941,857	—	—	25,941,857
Metals & Mining	54,799,451	—	—	54,799,451
Mortgage Real Estate Investment Trusts (REITs)	1,315,588	—	—	1,315,588
Multi-Utilities	4,733,424	—	—	4,733,424
Office REITs	32,537,496	—	—	32,537,496
Oil, Gas & Consumable Fuels	162,866,372	—	—	162,866,372
Passenger Airlines	21,672,119	—	—	21,672,119
Personal Care Products	26,886,406	—	—	26,886,406
Pharmaceuticals	91,319,546	968,092	—	92,287,638
Professional Services	82,130,425	—	—	82,130,425
Real Estate Management & Development	18,843,984	—	—	18,843,984

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Residential REITs	$ 14,676,751	$ —	$ —	$ 14,676,751
Retail REITs	26,793,460	—	—	26,793,460
Semiconductors & Semiconductor Equipment	91,060,402	—	—	91,060,402
Software	224,471,250	—	—	224,471,250
Specialized REITs	13,158,148	—	—	13,158,148
Specialty Retail	133,212,802	—	—	133,212,802
Technology Hardware, Storage & Peripherals	50,363,586	—	—	50,363,586
Textiles, Apparel & Luxury Goods	12,809,073	—	—	12,809,073
Tobacco	2,169,374	—	—	2,169,374
Trading Companies & Distributors	104,394,989	—	—	104,394,989
Wireless Telecommunication Services	7,843,360	—	—	7,843,360
Rights	—	5,775	241,515	247,290
Short-Term Securities
Money Market Funds	33,505,229	—	—	33,505,229
	$ 3,504,271,096	$ 979,472	$ 257,351	3,505,507,919
Investments valued at NAV(a)				195,006,912
				$ 3,700,514,831
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 746,169	$ —	$ —	$ 746,169
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust